Earnings per Share (Summary of Earnings Per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Basic earnings (loss) per share
Net income attributable to common shareholders	$ 10,929.0	$ 2,374.0	$ 13,636.0	$ 5,124.0
Weighted-average number of common shares outstanding (millions)	1,740.5	1,762.8	1,745.3	1,769.8
Basic earnings per share (Canadian dollars)	$ 6.28	$ 1.35	$ 7.81	$ 2.90
Diluted earnings per share
Net income attributable to common shareholders including impact of dilutive securities	$ 10,929.0	$ 2,374.0	$ 13,636.0	$ 5,124.0
Stock options potentially exercisable (millions)	1.2	1.3	1.0	1.4
Weighted-average number of common shares outstanding - diluted (millions)	1,741.7	1,764.1	1,746.3	1,771.2
Diluted earnings per share (Canadian dollars)	$ 6.27	$ 1.35	$ 7.81	$ 2.89
Average outstanding options excluded from calculation of diluted earnings per share	4.7	7.3	7.2	6.7
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share	$ 92.91	$ 89.14	$ 89.12	$ 89.93